Financial Assets and Financial Liabilities - Summary of Financial Liabilities Subject Offsetting (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		₩ 74,235,755	₩ 69,730,430
Gross assets offset		(44,810,815)	(41,310,544)
Net amounts in the statement of financial position		29,424,940	28,419,886
Non-offsetting amount
Financial Instruments		(27,778,432)	(25,985,729)
Cash Collateral		(75,253)	(77,324)
Net amount		1,571,255	2,356,833
Derivatives held for trading and Derivatives linked securities
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		4,132,915	5,300,028
Net amounts in the statement of financial position		4,132,915	5,300,028
Derivatives held for hedging
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		172,470	208,825
Net amounts in the statement of financial position		172,470	208,825
Non-offsetting amount
Financial Instruments		(3,069,591)	(3,365,443)
Cash Collateral		(75,253)	(77,324)
Net amount		1,160,541	2,066,086
Unsettled spot exchange payable
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		2,383,399	3,434,887
Net amounts in the statement of financial position		2,383,399	3,434,887
Non-offsetting amount
Financial Instruments		(2,380,556)	(3,434,222)
Net amount		2,843	665
Bonds sold under repurchase agreements
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities	[1]	14,372,761	16,329,799
Gross assets offset	[1]		(11,800)
Net amounts in the statement of financial position	[1]	14,372,761	16,317,999
Non-offsetting amount
Financial Instruments	[1]	(14,372,761)	(16,317,999)
Securities borrowing agreements
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		2,826,885	1,934,736
Net amounts in the statement of financial position		2,826,885	1,934,736
Non-offsetting amount
Financial Instruments		(2,826,885)	(1,934,736)
Domestic exchange settlement credits
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		47,608,341	37,757,164
Gross assets offset		(42,482,911)	(36,823,835)
Net amounts in the statement of financial position		5,125,430	933,329
Non-offsetting amount
Financial Instruments		(5,125,430)	(933,329)
Other financial instruments
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		2,738,984	4,764,991
Gross assets offset		(2,327,904)	(4,474,909)
Net amounts in the statement of financial position		411,080	290,082
Non-offsetting amount
Financial Instruments		(3,209)
Net amount		₩ 407,871	₩ 290,082

[1]	Includes bonds sold under repurchase agreements to customers.